OTHER LONG-TERM LIABILITIES - Disclosure of detailed information about undiscounted contractual payments relating to current and future lease liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 3,459	$ 7,021
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,060	1,359
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	1,009	1,355
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	778	1,315
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	241	1,109
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	131	576
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual payments	$ 240	$ 1,307